Reporting entity	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Reporting entity	Reporting entity:
The principal business of Ballard Power Systems Inc. (the “Corporation”) is the design, development, manufacture, sale and service of proton exchange membrane (“PEM”) fuel cell products for a variety of applications, focusing on the power product markets of Heavy-Duty Motive (consisting of bus, truck, rail and marine applications), Material Handling and Backup Power, as well as the delivery of Technology Solutions, including engineering services, technology transfer and the license and sale of the Corporation’s extensive intellectual property portfolio and fundamental knowledge for a variety of PEM fuel cell applications. A fuel cell is an environmentally clean electrochemical device that combines hydrogen fuel with oxygen (from the air) to produce electricity.
The Corporation is a company domiciled in Canada and its registered office is located at 9000 Glenlyon Parkway, Burnaby, British Columbia, Canada, V5J 5J8. The consolidated financial statements of the Corporation as at and for the years ended December 31, 2020 and 2019 comprise the Corporation and its subsidiaries (note 4(a)).
On October 14, 2020, the Corporation completed the sale of the Unmanned Aerial Vehicle ("UAV") business assets of its subsidiary, Ballard Unmanned Systems. As such, the UAV business has been classified and accounted for as a discontinued operation (note 7). The historic operating results of the UAV business for both 2020 and 2019 have been removed from continued operating results and are instead presented separately in the statement of comprehensive loss as loss from discontinued operations.